S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Jun. 03, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
We are not prohibited from paying any fees (including advisory fees), reimbursements or cash payments to our Sponsor, officers or directors, or our or their affiliates, for services rendered to us prior to or in connection with the completion of our initial Business Combination, including the following payments, all of which, if made prior to the completion of our initial Business Combination, will be paid from funds held outside the Trust Account or pursuant to permitted withdrawals:

•	Reimbursement for office space and administrative support services made available to us by our Sponsor, in an amount up to $20,000 per month;

•
Payment of consulting, success or finder fees to our officers, independent directors, officers, advisors, consultants or their respective affiliates in connection with and prior to the consummation of our initial Business Combination;

•
We may engage our Sponsor or an affiliate of our Sponsor as an advisor or otherwise in connection with our initial Business Combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions;

•	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination; and

•
Repayment of loans which may be made by our Sponsor or an affiliate of our sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination. Up to $1,500,000 of such loans may be convertible into Private Placement Warrants of IQM at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans.

De-SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	RAAQ’s independent directors are not members of the Sponsor. None of RAAQ’s executive officers or directors have received any cash compensation for services rendered to RAAQ as of the date of this proxy statement/prospectus. None of the funds in the Trust Account will be used to compensate the Sponsor, officers, directors or their affiliates. However, these individuals will be reimbursed for any out-of-pocket expenses
incurred in connection with RAAQ’s activities of identifying, investigating, negotiating and completing an initial business combination, as discussed above. Non-redeeming RAAQ Public Shareholders may experience material dilution as a result of the reimbursement of expenses and advances to the Sponsor and RAAQ’s officers and directors and the issuances of the IQM ADSs and IQM Warrants in exchange for the outstanding securities of RAAQ described above.